UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Michael W. Stockton

American Funds Global Balanced Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds
Global Balanced FundSM

Semi-annual report
for the six months ended
April 30, 2014

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2014 (the most recent calendar quarter-end):

		Lifetime
Class A shares	1 year	(since 2/1/11)

Reflecting 5.75% maximum sales charge	8.29%	7.29%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.93% for Class A shares as of the prospectus dated January 1, 2014.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of May 31, 2014, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.47%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Global stock markets generally continued to advance during the first half of American Funds Global Balanced Fund’s fiscal year, though the gains were far from smooth sailing. While many equity markets recorded double-digit gains in 2013, the first quarter of 2014 saw increasing volatility as investors fretted over the strength of the U.S. recovery, slowing growth in China and the escalating tension in Ukraine.

For the six months ended April 30, American Funds Global Balanced Fund posted a 5.95% gain, which included reinvestment of quarterly dividends totaling 27.4 cents a share and a 51.8 cents a share capital distribution paid in December. The fund’s peer group, represented by the Lipper Global Flexible Portfolio Funds Index, rose 3.89%. The MSCI ACWI (All Country World Index), which measures global stocks, gained 5.28%.1 Bonds rallied in 2014, lifting the Barclays Global Aggregate Index to a 2.10% gain. The index measures investment-grade bonds (rated BBB and above).2 The 60/40 MSCI/Barclays Index, which blends the two indexes at 60% and 40%, respectively, gained 4.06%.3

Portfolio highlights

Fund holdings in nine of the 10 major industry sectors had gains during the period, led by industrials, utilities, information technology and energy. The three sectors with the fund’s highest returns in fiscal 2013 — telecommunication services, consumer discretionary and financials — were weakest during the recent six-month period.

Results at a glance

Total returns for periods ended April 30, 2014, with all distributions reinvested

			Average annual
	Cumulative total returns		total returns
			Lifetime
	6 months	1 year	(since 2/1/11)

American Funds Global Balanced Fund (Class A shares)	5.95%	12.92%	9.47%
MSCI ACWI (All Country World Index)[1]	5.28	14.40	8.60
Barclays Global Aggregate Index	2.10	1.62	3.19
60/40 MSCI/Barclays Index[1,3]	4.06	9.22	6.61
Lipper Global Flexible Portfolio Funds Index	3.89	8.54	6.26

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	MSCI ACWI results reflect dividends net of withholding taxes.
[2]	Bond ratings, which typically range from Aaa/AAA (highest) to D (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness.
[3]	The 60/40 MSCI/Barclays Index blends the MSCI ACWI with the Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.

American Funds Global Balanced Fund	1

Among individual holdings, the strongest results came from a range of industries. U.S. semiconductor company Avago Technologies had the highest gain (+39.8%), followed by German financial company Commerzbank (+38.5%) and U.S. computer giant Hewlett-Packard (+35.7%). The fund’s weakest holdings were Russian mobile operator Mobile TeleSystems (–26.5%), U.S. online retailer Amazon (–16.5%) and financial services company Japan Exchange Group (–14.4%). The fund’s three largest holdings at April 30 all gained during the period — Swiss pharmaceutical company Novartis rose 11.9%, U.K. energy leader BP was up 9.0% and U.S. biotechnology company Gilead Sciences increased 10.6%. U.K. mobile phone company Vodafone sold its U.S. subsidiary Verizon Wireless during the period, returning more than $80 billion in cash and Verizon stock to investors in the largest dividend payout in history. This special dividend contributed to the fund’s above-average March dividend payment.

The fund had equity holdings in 25 countries at April 30, with the top three countries accounting for more than half of equity assets — the U.S. (29.3%), the U.K. (10.9%) and Switzerland (4.8%). Holdings in these three countries made a significant contribution to the fund’s results, as did the fund’s relatively low exposure to the weak Japanese market. In aggregate, the fund’s few equity holdings in emerging market countries (2.6% of assets at April 30) declined but the limited exposure helped mitigate the impact.

As bonds rallied in 2014, the fund’s fixed-income holdings also advanced, finishing slightly ahead of the Barclays Global Aggregate Index. Holdings in 30-year U.S. Treasuries, the euro, British pound, South Korean won and Polish zloty were the main contributors. Relatively low exposure to the weak Japanese yen also helped.

Looking ahead

The U.S. economy continues to grow modestly. Growth is picking up slowly in Europe, including some of the more challenged countries, such as Portugal, Spain, Greece and Ireland, where long-term interest rates have recently declined. Of course, geopolitical events could derail the progress, so the fund’s portfolio managers maintain a judicious approach, closely monitoring, among other things, the Chinese government’s actions to mitigate the effects of slowing economic growth, the crisis in Ukraine and the situation in Iraq.

We are pleased to note that the fund’s assets surpassed $5 billion during the recent six months. We appreciate your continued support of our long-term investment perspective.

Cordially,

Michael Thawley	Eric S. Richter
Vice Chairman of the Board	President

June 13, 2014

For current information about the fund, visit americanfunds.com.

2	American Funds Global Balanced Fund

Summary investment portfolio April 30, 2014	unaudited

Industry sector diversification	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Health care	10.9%
Financials	8.5
Consumer discretionary	7.2
Industrials	5.4
Consumer staples	5.1

Currency diversification	Percent of net assets

				Short-term
			Forward	securities &
			currency	other assets
	Equity securities	Bonds & notes	contracts	less liabilities	Total
U.S. dollars	30.6%	14.3%	(2.2)%	11.0%	53.7%
Euros	8.3	6.0	1.3	—	15.6
British pounds	10.6	1.4	.5	—	12.5
Swiss francs	4.8	—	—	—	4.8
Japanese yen	1.3	1.8	1.0	—	4.1
Hong Kong dollars	2.2	—	—	—	2.2
Mexican pesos	—	1.3	—	—	1.3
Polish zloty	—	1.1	—	—	1.1
Swedish kronor	.4	.7	(.4)	—	.7
Australian dollars	.5	.4	(.4)	—	.5
Other currencies	1.8	1.5	.2	—	3.5
Total					100.0%

American Funds Global Balanced Fund	3

Common stocks 60.11%	Shares	Value (000)	Percent of net assets
Health care 10.93%
Novartis AG1	1,699,550	$147,700	2.66%
Gilead Sciences, Inc.[2]	1,151,400	90,373	1.63
Amgen Inc.	745,600	83,321	1.50
AbbVie Inc.	940,800	48,997	.88
Thermo Fisher Scientific Inc.	306,900	34,987	.63
Bayer AG1	249,110	34,571	.62
GlaxoSmithKline PLC[1]	1,064,200	29,351	.53
Other securities		137,627	2.48
		606,927	10.93

Financials 8.53%
Prudential PLC[1]	1,945,600	44,752	.81
AIA Group Ltd.[1]	6,867,400	33,308	.60
Société Générale[1]	530,000	33,003	.59
Credit Suisse Group AG1,2	1,012,308	32,095	.58
Aviva PLC[1]	3,580,000	31,844	.57
HSBC Holdings PLC (Hong Kong)[1]	1,470,000	14,915
HSBC Holdings PLC (United Kingdom)[1]	1,455,500	14,876	.54
Other securities		269,104	4.84
		473,897	8.53

Consumer discretionary 7.19%
DIRECTV[2]	820,000	63,632	1.15
General Motors Co.	845,000	29,136	.52
Other securities		306,451	5.52
		399,219	7.19

Industrials 5.44%
General Dynamics Corp.	619,600	67,815	1.22
Rexel SA1	1,317,734	33,312	.60
Other securities		201,209	3.62
		302,336	5.44

Consumer staples 5.12%
Altria Group, Inc.	1,957,200	78,503	1.41
Philip Morris International Inc.	789,300	67,430	1.21
Nestlé SA1	737,000	56,996	1.03
Other securities		81,688	1.47
		284,617	5.12

Energy 4.96%
BP PLC[1]	10,906,492	92,012
BP PLC (ADR)	84,200	4,262	1.73
Royal Dutch Shell PLC, Class A1	940,000	37,300
Royal Dutch Shell PLC, Class B1	706,920	30,012	1.21
Baker Hughes Inc.	610,000	42,639	.77
Eni SpA[1]	1,255,000	32,635	.59
Other securities		36,503	.66
		275,363	4.96

4	American Funds Global Balanced Fund

		Value	Percent of
	Shares	(000)	net assets
Information technology 4.59%
Microsoft Corp.	1,229,000	$49,652	.90%
Oracle Corp.	762,800	31,183	.56
Hewlett-Packard Co.	880,000	29,093	.52
Other securities		144,732	2.61
		254,660	4.59
Telecommunication services 4.14%
Verizon Communications Inc.	1,847,165	86,318	1.55
Other securities		143,864	2.59
		230,182	4.14
Utilities 3.49%
National Grid PLC[1]	5,114,796	72,592	1.31
Exelon Corp.	1,088,000	38,113	.69
Fortum Oyj[1]	1,513,456	34,222	.61
Other securities		48,698	.88
		193,625	3.49
Materials 1.03%
Other securities		57,320	1.03

Miscellaneous 4.69%
Other common stocks in initial period of acquisition		260,286	4.69

Total common stocks (cost: $2,660,845,000)		3,338,432	60.11

Warrants 0.00%
Miscellaneous 0.00%
Other warrants in initial period of acquisition		32	.00

Total warrants (cost: $0)		32	.00

Convertible securities 0.38%
Other 0.38%
Other securities		21,288	.38

Total convertible securities (cost: $18,816,000)		21,288	.38

American Funds Global Balanced Fund	5

Bonds, notes & other debt instruments 28.52%	Principal amount (000)		Value (000)	Percent of net assets
Bonds & notes of governments outside the U.S. 14.40%
Japanese Government:
Series 315, 1.20% 2021		¥3,660,000	$37,890	1.84%
0.10%–2.20% 2014–2042[3]		6,240,353	64,306
United Kingdom 1.25%–5.00% 2015–2046		£40,720	73,605	1.33
Polish Government:
Series 1020, 5.25% 2020	PLN	81,900	29,477
5.25%–5.75% 2017–2022		92,925	33,393	1.32
4.00%–6.375% 2019–2024		$9,830	10,706
United Mexican States Government:
Series A, 3.625% 2022		1,400	1,422	1.29
2.00%–10.00% 2016–2040[3]	MXN	832,976	70,340
Spanish Government 5.40% 2023		€40,595	67,567	1.22
German Government 1.75%–4.25% 2014–2022[3]		43,392	66,140	1.19
Italian Government:
4.50% 2024		23,270	36,224	1.16
4.25%–5.50% 2020–2022		17,350	28,213
Swedish Government, Series 1047, 5.00% 2020	SKr	180,050	33,605	.61
Other securities			246,759	4.44
			799,647	14.40

Corporate bonds & notes 6.83%
Telecommunication services 1.02%
Verizon Communications Inc. 3.45%–6.55% 2021–2043		$17,720	19,570	.35
Other securities			36,940	.67
			56,510	1.02

Utilities 0.52%
National Grid PLC 6.30% 2016		1,710	1,905	.03
Other securities			26,980	.49
			28,885	.52

Health care 0.48%
Novartis Securities Investment Ltd. 5.125% 2019		2,275	2,598	.15
Novartis Capital Corp. 2.90%–3.40% 2015–2024		5,860	5,971
Gilead Sciences, Inc. 3.70% 2024		2,800	2,846	.05
Amgen Inc. 2.50% 2016		1,850	1,922	.04
Other securities			13,086	.24
			26,423	.48

Consumer staples 0.33%
Altria Group, Inc. 4.75% 2021		3,300	3,619	.07
Philip Morris International Inc. 1.875%–2.90% 2019–2021		2,350	2,348	.04
Other securities			12,299	.22
			18,266	.33

Other corporate bonds & notes 4.48%
Other securities			248,968	4.48

Total corporate bonds & notes			379,052	6.83

6	American Funds Global Balanced Fund

	Principal amount (000)	Value (000)	Percent of net assets
U.S. Treasury bonds & notes 6.30%
U.S. Treasury 5.07%
0.625% 2016	$29,250	$29,186
1.00% 2017	51,350	51,583
3.50% 2018	31,655	34,302	5.07%
2.75% 2023	36,750	37,144
0.25%–8.875% 2015–2044	124,550	129,600
		281,815	5.07

U.S. Treasury inflation-protected securities[3] 1.23%
0.125% 2022	40,757	40,322	1.23
0.125%–2.375% 2015–2044	27,211	28,050
		68,372	1.23

Total U.S. Treasury bonds & notes		350,187	6.30

Mortgage-backed obligations 0.99%
Other securities		54,819	.99

Total bonds, notes & other debt instruments (cost: $1,544,490,000)		1,583,705	28.52

Short-term securities 10.55%
Victory Receivables Corp. 0.15% due 5/19–6/3/2014[4]	74,700	74,692	1.35
Toronto-Dominion Holdings USA Inc. 0.13%–0.15% due 5/16–6/25/2014[4]	69,200	69,193	1.25
Federal Home Loan Bank 0.05%–0.105% due 5/15–8/15/2014	66,600	66,596	1.20
Société Générale North America, Inc. 0.18%–0.20% due 5/1–5/5/2014	50,000	49,999	.90
American Honda Finance Corp. 0.11% due 7/23/2014	50,000	49,985	.90
Freddie Mac 0.05%–0.14% due 6/16–10/1/2014	35,800	35,794	.64
Sumitomo Mitsui Banking Corp. 0.08% due 5/2/2014[4]	30,700	30,700	.55
Mizuho Funding LLC 0.15%–0.195% due 6/2–7/2/2014[4]	30,000	29,993	.54
Other securities		178,710	3.22

Total short-term securities (cost: $585,639,000)		585,662	10.55

Total investment securities (cost: $4,809,790,000)		5,529,119	99.56
Other assets less liabilities		24,541	.44

Net assets		$5,553,660	100.00%

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Global Balanced Fund	7

Forward currency contracts

The fund has entered into forward currency contracts to purchase or sell currencies as shown in the following table. The average notional amount of open forward currency contracts was $141,138,000 over the prior 12-month period.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 4/30/2014 (000)
Purchases:
British pounds	5/15/2014	UBS AG	£7,900	$13,222	$115
British pounds	5/19/2014	Citibank	£7,550	$12,620	125
Euros	5/21/2014	Barclays Bank PLC	€15,610	$21,694	(25)
Euros	5/29/2014	Bank of New York Mellon	€2,289	$3,164	11
Euros	5/30/2014	Bank of America, N.A.	€18,275	$25,216	137
Euros	6/3/2014	HSBC Bank	€1,135	$1,569	6
Euros	6/4/2014	Citibank	€7,475	$10,327	42
Euros	6/6/2014	Bank of New York Mellon	€6,493	$9,000	7
Japanese yen	5/7/2014	HSBC Bank	¥678,549	$6,528	109
Japanese yen	5/29/2014	UBS AG	¥1,171,558	$11,450	12
Japanese yen	6/6/2014	Citibank	¥1,781,791	$17,416	16
					555

Sales:
Australian dollars	6/2/2014	Bank of America, N.A.	€14,886	A$22,300	(19)
Brazilian reais	5/30/2014	Citibank	$2,120	BRL4,800	(12)
Euros	5/12/2014	Citibank	¥1,453,866	€10,300	(67)
Euros	6/2/2014	Bank of America, N.A.	¥698,365	€4,925	—[5]
Russian rubles	5/8/2014	Barclays Bank PLC	$6,621	RUB235,500	24
Swedish kronor	5/12/2014	Citibank	NKr84,412	SKr92,300	2
Swedish kronor	6/5/2014	UBS AG	£2,096	SKr23,000	3
Swedish kronor	6/5/2014	UBS AG	€2,550	SKr23,000	3
					(66)

Forward currency contracts – net					$489

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,662,859,000, which represented 29.94% of the net assets of the fund. This amount includes $1,662,596,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $398,384,000, which represented 7.17% of the net assets of the fund.
[5]	Amount less than one thousand.

Key to abbreviations and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

BRL = Brazilian reais

€ = Euros

£ = British pounds

¥ = Japanese yen

MXN = Mexican pesos

NKr = Norwegian kroner

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

See Notes to Financial Statements

8	American Funds Global Balanced Fund

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $4,809,790)		$5,529,119
Cash		2,004
Unrealized appreciation on open forward currency contracts		612
Receivables for:
Sales of investments	$22,472
Sales of fund’s shares	13,014
Closed forward currency contracts	7
Dividends and interest	28,817	64,310
		5,596,045
Liabilities:
Unrealized depreciation on open forward currency contracts		123
Payables for:
Purchases of investments	33,152
Repurchases of fund’s shares	3,969
Closed forward currency contracts	81
Investment advisory services	2,170
Services provided by related parties	2,311
Trustees’ deferred compensation	494
Non-U.S. taxes	30
Other	55	42,262
Net assets at April 30, 2014		$5,553,660

Net assets consist of:
Capital paid in on shares of beneficial interest		$4,697,026
Undistributed net investment income		25,449
Undistributed net realized gain		111,087
Net unrealized appreciation		720,098
Net assets at April 30, 2014		$5,553,660

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (177,989 total shares outstanding)

		Shares	Net asset
	Net assets	outstanding	value per share
Class A	$4,036,409	129,332	$31.21
Class B	12,636	405	31.18
Class C	492,072	15,801	31.14
Class F-1	255,848	8,198	31.21
Class F-2	243,005	7,782	31.23
Class 529-A	180,715	5,793	31.19
Class 529-B	1,511	48	31.16
Class 529-C	66,551	2,141	31.09
Class 529-E	10,206	327	31.17
Class 529-F-1	10,834	347	31.21
Class R-1	7,587	244	31.15
Class R-2	33,085	1,063	31.12
Class R-3	31,373	1,006	31.17
Class R-4	18,625	597	31.21
Class R-5	23,958	767	31.24
Class R-6	129,245	4,138	31.24

See Notes to Financial Statements

American Funds Global Balanced Fund	9

Statement of operations	unaudited
for the six months ended April 30, 2014	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,356)	$72,730
Interest (net of non-U.S. taxes of $49)	22,882	$95,612
Fees and expenses*:
Investment advisory services	12,344
Distribution services	7,862
Transfer agent services	2,953
Administrative services	521
Reports to shareholders	155
Registration statement and prospectus	326
Trustees’ compensation	255
Auditing and legal	23
Custodian	229
Other	164	24,832
Net investment income		70,780

Net realized gain and unrealized appreciation on investments, forward currency contracts and currency:
Net realized gain (loss) on:
Investments	112,328
Forward currency contracts	(1,797)
Currency transactions	149	110,680
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $30)	115,119
Forward currency contracts	710
Currency translations	129	115,958
Net realized gain and unrealized appreciation on investments, forward currency contracts and currency		226,638

Net increase in net assets resulting from operations		$297,418

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

10	American Funds Global Balanced Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	April 30, 2014*	October 31, 2013
Operations:
Net investment income	$70,780	$67,316
Net realized gain on investments, forward currency contracts and currency transactions	110,680	96,846
Net unrealized appreciation on investments, forward currency contracts and currency translations	115,958	460,828
Net increase in net assets resulting from operations	297,418	624,990

Dividends and distributions paid to shareholders:
Dividends from net investment income	(44,264)	(70,819)
Distributions from net realized gain on investments	(83,289)	—
Total dividends and distributions paid to shareholders	(127,553)	(70,819)

Net capital share transactions	649,966	818,003

Total increase in net assets	819,831	1,372,174

Net assets:
Beginning of period	4,733,829	3,361,655
End of period (including undistributed and distributions in excess of net investment income: $25,449 and $(1,067), respectively)	$5,553,660	$4,733,829

* Unaudited.

See Notes to Financial Statements

American Funds Global Balanced Fund	11

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

12	American Funds Global Balanced Fund

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

American Funds Global Balanced Fund	13

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

14	American Funds Global Balanced Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Global Balanced Fund	15

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Health care	$357,605	$249,322	$—	$606,927
Financials	143,673	330,224	—	473,897
Consumer discretionary	250,684	148,535	—	399,219
Industrials	164,086	138,250	—	302,336
Consumer staples	192,185	92,432	—	284,617
Energy	75,601	199,762	—	275,363
Information technology	221,637	33,023	—	254,660
Telecommunication services	143,633	86,549	—	230,182
Utilities	55,432	138,193	—	193,625
Materials	15,239	42,081	—	57,320
Miscellaneous	55,798	204,488	—	260,286
Warrants	32	—	—	32
Convertible securities	—	21,288	—	21,288
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	799,647	—	799,647
Corporate bonds & notes	—	379,052	—	379,052
U.S. Treasury bonds & notes	—	350,187	—	350,187
Mortgage-backed obligations	—	54,819	—	54,819
Short-term securities	—	585,662	—	585,662
Total	$1,675,605	$3,853,514	$—	$5,529,119

16	American Funds Global Balanced Fund

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$612	$—	$612
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(123)	—	(123)
Total	$—	$489	$—	$489

*	Securities with a value of $1,334,945,000, which represented 24.04% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less

American Funds Global Balanced Fund	17

developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the fund’s cash for potential reinvestment in higher yielding securities.

18	American Funds Global Balanced Fund

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

American Funds Global Balanced Fund	19

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of April 30, 2014 (dollars in thousands):

	Asset		Liability
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$612	Unrealized depreciation on open forward currency contracts	$123

Forward currency	Receivables for closed forward currency contracts	7	Payables for closed forward currency contracts	81
		$619		$204

	Net realized loss		Net unrealized appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized loss on forward currency contracts	$(1,797)	Net unrealized appreciation on forward currency contracts	$710

Collateral — The fund has entered into a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where amounts payable by each party to the other in the same currency, with the same settlement date and with the same counterparty are settled net of each party’s payment obligation. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty, including those that are subject to potential offset on the statement of assets and liabilities as of April 30, 2014 (dollars in thousands):

20	American Funds Global Balanced Fund

		Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in	subject to a master netting agreement
	the statement of	Available	Non-cash	Cash	Net
Counterparty	assets and liabilities	to offset	collateral*	collateral	amount
Assets:
Bank of America, N.A.	$137	$(57)	$—	$—	$80
Bank of New York Mellon	18	—	—	—	18
Barclays Bank PLC	24	(24)	—	—	—
Citibank	185	(79)	—	—	106
HSBC Bank	115	—	—	—	115
UBS AG	140	(23)	—	—	117
	$619	$(183)	$—	$—	$436
Liabilities:
Bank of America, N.A.	$57	$(57)	$—	$—	$—
Barclays Bank PLC	45	(24)	—	—	21
Citibank	79	(79)	—	—	—
UBS AG	23	(23)	—	—	—
	$204	$(183)	$—	$—	$21

* Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American Funds Global Balanced Fund	21

As of and during the period ended April 30, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities, by state tax authorities and by tax authorities outside the U.S. for tax years before 2011, the year the fund commenced operations.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2013, the fund had tax basis undistributed ordinary income of $5,435,000 and undistributed long-term capital gains of $83,125,000.

As of April 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$766,339
Gross unrealized depreciation on investment securities	(53,370)
Net unrealized appreciation on investment securities	712,969
Cost of investment securities	4,816,150

22	American Funds Global Balanced Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2014			Year ended October 31, 2013
		Long-term	Total		Long-term	Total
	Ordinary	capital	distributions	Ordinary	capital	distributions
Share class	income	gains	paid	income	gains	paid
Class A	$33,723	$60,967	$94,690	$54,856	$—	$54,856
Class B	65	225	290	150	—	150
Class C	2,345	7,314	9,659	3,794	—	3,794
Class F-1	2,066	3,800	5,866	3,213	—	3,213
Class F-2	2,218	3,579	5,797	3,303	—	3,303
Class 529-A	1,456	2,756	4,212	2,327	—	2,327
Class 529-B	6	27	33	16	—	16
Class 529-C	292	986	1,278	463	—	463
Class 529-E	71	156	227	114	—	114
Class 529-F-1	97	162	259	135	—	135
Class R-1	49	115	164	81	—	81
Class R-2	153	478	631	267	—	267
Class R-3	214	480	694	332	—	332
Class R-4	155	279	434	249	—	249
Class R-5	239	385	624	441	—	441
Class R-6	1,115	1,580	2,695	1,078	—	1,078
Total	$44,264	$83,289	$127,553	$70,819	$—	$70,819

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the six months ended April 30, 2014, the investment advisory services fee was $12,344,000, which was equivalent to an annualized rate of 0.489% of average daily net assets.

American Funds Global Balanced Fund	23

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2014, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

24	American Funds Global Balanced Fund

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. During the period November 1, 2013, to March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

For the six months ended April 30, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$4,576	$2,190		$184		Not applicable
Class B	65	8		Not applicable		Not applicable
Class C	2,216	270		111		Not applicable
Class F-1	287	133		58		Not applicable
Class F-2	Not applicable	126		55		Not applicable
Class 529-A	167	81		42		$80
Class 529-B	8	1		—	*	1
Class 529-C	298	31		15		28
Class 529-E	24	2		2		4
Class 529-F-1	—	5		2		5
Class R-1	25	3		2		Not applicable
Class R-2	106	66		7		Not applicable
Class R-3	70	22		7		Not applicable
Class R-4	20	9		4		Not applicable
Class R-5	Not applicable	6		6		Not applicable
Class R-6	Not applicable	—	*	26		Not applicable
Total class-specific expenses	$7,862	$2,953		$521		$118

* Amount less than one thousand.

American Funds Global Balanced Fund	25

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $255,000 in the fund’s statement of operations includes $219,000 in current fees (either paid in cash or deferred) and a net increase of $36,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2014

Class A	$525,845	17,240	$93,654	3,088	$(185,626)	(6,089)	$433,873	14,239
Class B	1,414	46	290	9	(3,091)	(101)	(1,387)	(46)
Class C	87,534	2,873	9,538	315	(34,986)	(1,150)	62,086	2,038
Class F-1	54,693	1,791	5,835	193	(24,696)	(808)	35,832	1,176
Class F-2	54,047	1,769	4,601	152	(21,344)	(695)	37,304	1,226
Class 529-A	25,198	827	4,210	139	(9,502)	(311)	19,906	655
Class 529-B	187	6	33	1	(408)	(14)	(188)	(7)
Class 529-C	12,031	396	1,278	42	(4,078)	(134)	9,231	304
Class 529-E	1,443	48	227	7	(655)	(22)	1,015	33
Class 529-F-1	2,149	71	259	8	(1,011)	(33)	1,397	46
Class R-1	1,517	50	143	5	(1,153)	(38)	507	17
Class R-2	8,356	275	631	20	(5,102)	(168)	3,885	127
Class R-3	9,586	315	693	23	(5,617)	(185)	4,662	153
Class R-4	2,628	86	421	14	(1,949)	(64)	1,100	36
Class R-5	2,471	81	624	21	(3,322)	(110)	(227)	(8)
Class R-6	39,789	1,304	2,695	89	(1,514)	(50)	40,970	1,343
Total net increase (decrease)	$828,888	27,178	$125,132	4,126	$(304,054)	(9,972)	$649,966	21,332

26	American Funds Global Balanced Fund

	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2013

Class A	$841,995	30,046	$54,015	1,951	$(365,960)	(13,105)	$530,050	18,892
Class B	3,418	123	149	5	(6,343)	(228)	(2,776)	(100)
Class C	118,122	4,217	3,737	136	(59,294)	(2,125)	62,565	2,228
Class F-1	72,590	2,595	3,184	115	(32,875)	(1,173)	42,899	1,537
Class F-2	61,342	2,183	2,074	75	(16,674)	(593)	46,742	1,665
Class 529-A	45,933	1,646	2,326	84	(17,602)	(632)	30,657	1,098
Class 529-B	388	14	16	1	(682)	(25)	(278)	(10)
Class 529-C	19,613	706	463	17	(6,744)	(242)	13,332	481
Class 529-E	2,800	101	114	4	(1,025)	(37)	1,889	68
Class 529-F-1	4,916	178	135	5	(950)	(34)	4,101	149
Class R-1	2,195	78	65	3	(790)	(28)	1,470	53
Class R-2	13,139	471	253	9	(6,465)	(231)	6,927	249
Class R-3	10,374	371	313	11	(5,060)	(182)	5,627	200
Class R-4	8,700	309	225	8	(3,503)	(124)	5,422	193
Class R-5	4,403	156	416	15	(2,957)	(106)	1,862	65
Class R-6	67,054	2,413	1,054	37	(594)	(20)	67,514	2,430
Total net increase (decrease)	$1,276,982	45,607	$68,539	2,476	$(527,518)	(18,885)	$818,003	29,198

* Includes exchanges between share classes of the fund.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,511,412,000 and $1,273,271,000, respectively, during the six months ended April 30, 2014.

American Funds Global Balanced Fund	27

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 4/30/2014[4,5]	$30.22	$.44	$1.34	$1.78
	Year ended 10/31/2013	26.38	.50	3.86	4.36
	Year ended 10/31/2012	24.45	.54	1.85	2.39
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.36	(.70)	(.34)
Class B:	Six months ended 4/30/2014[4,5]	30.19	.31	1.35	1.66
	Year ended 10/31/2013	26.34	.28	3.87	4.15
	Year ended 10/31/2012	24.41	.34	1.85	2.19
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.22	(.69)	(.47)
Class C:	Six months ended 4/30/2014[4,5]	30.16	.31	1.35	1.66
	Year ended 10/31/2013	26.33	.27	3.87	4.14
	Year ended 10/31/2012	24.41	.33	1.85	2.18
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.22	(.69)	(.47)
Class F-1:	Six months ended 4/30/2014[4,5]	30.22	.43	1.35	1.78
	Year ended 10/31/2013	26.38	.49	3.86	4.35
	Year ended 10/31/2012	24.45	.53	1.86	2.39
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.37	(.71)	(.34)
Class F-2:	Six months ended 4/30/2014[4,5]	30.24	.47	1.34	1.81
	Year ended 10/31/2013	26.39	.56	3.88	4.44
	Year ended 10/31/2012	24.46	.59	1.85	2.44
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.41	(.70)	(.29)
Class 529-A:	Six months ended 4/30/2014[4,5]	30.21	.43	1.33	1.76
	Year ended 10/31/2013	26.37	.47	3.88	4.35
	Year ended 10/31/2012	24.44	.52	1.86	2.38
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.35	(.71)	(.36)
Class 529-B:	Six months ended 4/30/2014[4,5]	30.17	.29	1.35	1.64
	Year ended 10/31/2013	26.33	.25	3.86	4.11
	Year ended 10/31/2012	24.41	.31	1.85	2.16
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.21	(.70)	(.49)
Class 529-C:	Six months ended 4/30/2014[4,5]	30.12	.30	1.34	1.64
	Year ended 10/31/2013	26.30	.25	3.86	4.11
	Year ended 10/31/2012	24.39	.31	1.85	2.16
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.20	(.69)	(.49)
Class 529-E:	Six months ended 4/30/2014[4,5]	30.18	.39	1.34	1.73
	Year ended 10/31/2013	26.35	.41	3.86	4.27
	Year ended 10/31/2012	24.42	.45	1.86	2.31
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.29	(.69)	(.40)
Class 529-F-1:	Six months ended 4/30/2014[4,5]	30.23	.46	1.33	1.79
	Year ended 10/31/2013	26.38	.53	3.88	4.41
	Year ended 10/31/2012	24.45	.56	1.86	2.42
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.39	(.70)	(.31)

28	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to to average net assets		Ratio of net income to average net assets[2]
$(.27)	$(.52)	$(.79)	$31.21	5.95%	$4,036	.91%[6]		2.88%[6]
(.52)	—	(.52)	30.22	16.78	3,479	.93		1.77
(.46)	—	(.46)	26.38	9.88	2,538	.91		2.14
(.21)	—	(.21)	24.45	(1.38)	2,070	1.08	[6]	1.95	[6]
(.15)	(.52)	(.67)	31.18	5.58	13	1.66	[6]	2.08	[6]
(.30)	—	(.30)	30.19	15.89	14	1.69		1.02
(.26)	—	(.26)	26.34	9.01	14	1.71		1.35
(.12)	—	(.12)	24.41	(1.90)	17	1.77	[6]	1.20	[6]
(.16)	(.52)	(.68)	31.14	5.56	492	1.70	[6]	2.08	[6]
(.31)	—	(.31)	30.16	15.82	415	1.73		.97
(.26)	—	(.26)	26.33	8.97	304	1.76		1.29
(.12)	—	(.12)	24.41	(1.90)	240	1.81	[6]	1.21	[6]
(.27)	(.52)	(.79)	31.21	5.93	256	.95	[6]	2.84	[6]
(.51)	—	(.51)	30.22	16.75	212	.97		1.73
(.46)	—	(.46)	26.38	9.85	145	.96		2.10
(.21)	—	(.21)	24.45	(1.34)	116	1.02	[6]	2.03	[6]
(.30)	(.52)	(.82)	31.23	6.09	243	.70	[6]	3.11	[6]
(.59)	—	(.59)	30.24	17.03	198	.71		1.98
(.51)	—	(.51)	26.39	10.10	129	.72		2.32
(.25)	—	(.25)	24.46	(1.18)	69	.79	[6]	2.23	[6]
(.26)	(.52)	(.78)	31.19	5.92	181	.97	[6]	2.82	[6]
(.51)	—	(.51)	30.21	16.68	155	1.00		1.69
(.45)	—	(.45)	26.37	9.84	106	.98		2.06
(.20)	—	(.20)	24.44	(1.44)	68	1.08	[6]	1.88	[6]
(.13)	(.52)	(.65)	31.16	5.50	1	1.78	[6]	1.92	[6]
(.27)	—	(.27)	30.17	15.73	2	1.81		.90
(.24)	—	(.24)	26.33	8.88	2	1.84		1.21
(.10)	—	(.10)	24.41	(1.97)	2	1.88	[6]	1.11	[6]
(.15)	(.52)	(.67)	31.09	5.49	67	1.78	[6]	2.01	[6]
(.29)	—	(.29)	30.12	15.75	55	1.81		.89
(.25)	—	(.25)	26.30	8.90	36	1.83		1.21
(.12)	—	(.12)	24.39	(1.97)	22	1.86	[6]	1.06	[6]
(.22)	(.52)	(.74)	31.17	5.79	10	1.23	[6]	2.57	[6]
(.44)	—	(.44)	30.18	16.41	9	1.25		1.45
(.38)	—	(.38)	26.35	9.49	6	1.27		1.78
(.18)	—	(.18)	24.42	(1.58)	4	1.32	[6]	1.60	[6]
(.29)	(.52)	(.81)	31.21	6.02	11	.77	[6]	3.03	[6]
(.56)	—	(.56)	30.23	16.94	9	.80		1.89
(.49)	—	(.49)	26.38	10.00	4	.82		2.20
(.24)	—	(.24)	24.45	(1.26)	2	.84	[6]	2.11	[6]

See page 31 for footnotes.

American Funds Global Balanced Fund	29

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-1:	Six months ended 4/30/2014[4,5]	$30.17	$.37	$1.33	$1.70
	Year ended 10/31/2013	26.34	.37	3.86	4.23
	Year ended 10/31/2012	24.41	.38	1.85	2.23
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.23	(.70)	(.47)
Class R-2:	Six months ended 4/30/2014[4,5]	30.15	.31	1.33	1.64
	Year ended 10/31/2013	26.32	.29	3.87	4.16
	Year ended 10/31/2012	24.41	.35	1.86	2.21
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.24	(.71)	(.47)
Class R-3:	Six months ended 4/30/2014[4,5]	30.19	.39	1.34	1.73
	Year ended 10/31/2013	26.35	.41	3.88	4.29
	Year ended 10/31/2012	24.43	.46	1.85	2.31
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.30	(.69)	(.39)
Class R-4:	Six months ended 4/30/2014[4,5]	30.23	.43	1.34	1.77
	Year ended 10/31/2013	26.39	.50	3.87	4.37
	Year ended 10/31/2012	24.46	.54	1.86	2.40
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.38	(.71)	(.33)
Class R-5:	Six months ended 4/30/2014[4,5]	30.25	.47	1.35	1.82
	Year ended 10/31/2013	26.40	.58	3.87	4.45
	Year ended 10/31/2012	24.46	.60	1.87	2.47
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.42	(.71)	(.29)
Class R-6:	Six months ended 4/30/2014[4,5]	30.25	.49	1.34	1.83
	Year ended 10/31/2013	26.40	.59	3.88	4.47
	Year ended 10/31/2012	24.46	.56	1.92	2.48
	Period from 2/1/2011 to 10/31/2011[4,7]	25.00	.44	(.72)	(.28)

	Six months ended	Year ended October 31		For the period
	April 30, 2014[4,5]	2013	2012	2/1/2011 to 10/31/2011[4,7]
Portfolio turnover rate for all share classes	29%	92%	62%	38%

30	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to to average net assets		Ratio of net income to average net assets[2]
$(.20)	$(.52)	$(.72)	$31.15	5.72%[8]	$8	1.37%[6,8]		2.45%[6,8]
(.40)	—	(.40)	30.17	16.22 [8]	7	1.39	[8]	1.32	[8]
(.30)	—	(.30)	26.34	9.20 [8]	4	1.56	[8]	1.48	[8]
(.12)	—	(.12)	24.41	(1.90)[8]	4	1.75	[6,8]	1.26	[6,8]
(.15)	(.52)	(.67)	31.12	5.51	33	1.76	[6]	2.03	[6]
(.33)	—	(.33)	30.15	15.94	28	1.66		1.03
(.30)	—	(.30)	26.32	9.10	18	1.65		1.40
(.12)	—	(.12)	24.41	(1.87)	10	1.64	[6]	1.30	[6]
(.23)	(.52)	(.75)	31.17	5.79	31	1.21	[6]	2.57	[6]
(.45)	—	(.45)	30.19	16.44	26	1.24		1.46
(.39)	—	(.39)	26.35	9.55	17	1.23		1.81
(.18)	—	(.18)	24.43	(1.58)	10	1.28	[6]	1.66	[6]
(.27)	(.52)	(.79)	31.21	5.94	19	.92	[6]	2.87	[6]
(.53)	—	(.53)	30.23	16.77	17	.92		1.77
(.47)	—	(.47)	26.39	9.90	10	.92		2.14
(.21)	—	(.21)	24.46	(1.34)	5	1.00	[6]	2.03	[6]
(.31)	(.52)	(.83)	31.24	6.12	24	.63	[6]	3.13	[6]
(.60)	—	(.60)	30.25	17.10	23	.64		2.06
(.53)	—	(.53)	26.40	10.20	19	.66		2.38
(.25)	—	(.25)	24.46	(1.16)	15	.74	[6]	2.31	[6]
(.32)	(.52)	(.84)	31.24	6.14	129	.58	[6]	3.28	[6]
(.62)	—	(.62)	30.25	17.17	85	.60		2.08
(.54)	—	(.54)	26.40	10.23	10	.63		2.23
(.26)	—	(.26)	24.46	(1.13)	1	.71	[6]	2.35	[6]

[1]	Based on average shares outstanding.
[2]	For the period ended April 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.17 and .56 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	For the period February 1, 2011, commencement of operations, through October 31, 2011.
[8]	Although the fund has a plan of distribution for Class R-1 shares, fees for distribution services are not paid on amounts invested in the fund by the investment advisor and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would have been higher and net income and total return would have been lower.

See Notes to Financial Statements

American Funds Global Balanced Fund	31

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2013, through April 30, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

32	American Funds Global Balanced Fund

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,059.52	$4.65	.91%
Class A — assumed 5% return	1,000.00	1,020.28	4.56	.91
Class B — actual return	1,000.00	1,055.82	8.46	1.66
Class B — assumed 5% return	1,000.00	1,016.56	8.30	1.66
Class C — actual return	1,000.00	1,055.55	8.66	1.70
Class C — assumed 5% return	1,000.00	1,016.36	8.50	1.70
Class F-1 — actual return	1,000.00	1,059.27	4.85	.95
Class F-1 — assumed 5% return	1,000.00	1,020.08	4.76	.95
Class F-2 — actual return	1,000.00	1,060.88	3.58	.70
Class F-2 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class 529-A — actual return	1,000.00	1,059.15	4.95	.97
Class 529-A — assumed 5% return	1,000.00	1,019.98	4.86	.97
Class 529-B — actual return	1,000.00	1,055.05	9.07	1.78
Class 529-B — assumed 5% return	1,000.00	1,015.97	8.90	1.78
Class 529-C — actual return	1,000.00	1,054.91	9.07	1.78
Class 529-C — assumed 5% return	1,000.00	1,015.97	8.90	1.78
Class 529-E — actual return	1,000.00	1,057.88	6.28	1.23
Class 529-E — assumed 5% return	1,000.00	1,018.70	6.16	1.23
Class 529-F-1 — actual return	1,000.00	1,060.17	3.93	.77
Class 529-F-1 — assumed 5% return	1,000.00	1,020.98	3.86	.77
Class R-1 — actual return	1,000.00	1,057.20	6.99	1.37
Class R-1 — assumed 5% return	1,000.00	1,018.00	6.85	1.37
Class R-2 — actual return	1,000.00	1,055.06	8.97	1.76
Class R-2 — assumed 5% return	1,000.00	1,016.07	8.80	1.76
Class R-3 — actual return	1,000.00	1,057.94	6.17	1.21
Class R-3 — assumed 5% return	1,000.00	1,018.79	6.06	1.21
Class R-4 — actual return	1,000.00	1,059.39	4.70	.92
Class R-4 — assumed 5% return	1,000.00	1,020.23	4.61	.92
Class R-5 — actual return	1,000.00	1,061.19	3.22	.63
Class R-5 — assumed 5% return	1,000.00	1,021.67	3.16	.63
Class R-6 — actual return	1,000.00	1,061.44	2.96	.58
Class R-6 — assumed 5% return	1,000.00	1,021.92	2.91	.58

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Global Balanced Fund	33

Approval of Investment Advisory and Service Agreement

The American Funds Global Balanced Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2015. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel;the overall financial strength and stability of it and the Capital organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its three objectives: long-term growth of capital, conservation of principal and current income. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Global Flexible Portfolio Funds Index, the MSCI All Country World Index and the Barclays Global Aggregate Index. They noted that the investment results of the fund generally compared favorably to those of these indexes for the fund’s lifetime (since February 1, 2011) while recognizing that none of the indexes is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

34	American Funds Global Balanced Fund

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Global Flexible Portfolio Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Global Balanced Fund	35

Office of the fund
One Market
Steuart Tower, Suite 2000
San Francisco, CA 94105-1409

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street
New York, NY 10286

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2014, portfolio of American Funds Global Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 26 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Global Balanced FundSM Investment portfolio April 30, 2014 unaudited

Common stocks 60.11%
		Value
Health care 10.93%	Shares	(000)

Novartis AG1	1,699,550	$ 147,700
Gilead Sciences, Inc.[2]	1,151,400	90,373
Amgen Inc.	745,600	83,321
AbbVie Inc.	940,800	48,997
Thermo Fisher Scientific Inc.	306,900	34,987
Bayer AG1	249,110	34,571
GlaxoSmithKline PLC[1]	1,064,200	29,351
Teva Pharmaceutical Industries Ltd. (ADR)	578,000	28,241
Stryker Corp.	334,200	25,984
Alexion Pharmaceuticals, Inc.[2]	108,600	17,180
Roche Holding AG1	46,610	13,703
Hologic, Inc.[2]	622,995	13,074
AstraZeneca PLC[1]	159,400	12,591
Sonic Healthcare Ltd.[1]	691,700	11,406
UnitedHealth Group Inc.	105,900	7,947
Humana Inc.	68,349	7,501
		606,927
Financials 8.53%

Prudential PLC[1]	1,945,600	44,752
AIA Group Ltd.[1]	6,867,400	33,308
Société Générale[1]	530,000	33,003
Credit Suisse Group AG1,2	1,012,308	32,095
Aviva PLC[1]	3,580,000	31,844
HSBC Holdings PLC (Hong Kong)[1]	1,470,000	14,915
HSBC Holdings PLC (United Kingdom)[1]	1,455,500	14,876
Link Real Estate Investment Trust[1]	5,383,500	26,770
Barclays PLC[1]	5,646,000	24,073
Metlife, Inc.	399,500	20,914
Citigroup Inc.	425,000	20,362
Crown Castle International Corp.	275,000	20,001
Commerzbank AG, non-registered shares[1,2]	1,095,387	19,499
Bank of Ireland[1,2]	48,147,978	18,983
JPMorgan Chase & Co.	321,500	17,997
CIT Group Inc.	405,500	17,457
Progressive Corp.	690,900	16,754
Goldman Sachs Group, Inc.	77,100	12,322
HCP, Inc.	274,500	11,490
Deutsche Börse AG1	140,000	10,254
UBS AG1	464,500	9,722
Japan Exchange Group, Inc.[1]	450,000	8,881
Sun Hung Kai Properties Ltd.[1]	575,000	7,249
American International Group, Inc.	120,000	6,376
		473,897
Common stocks
		Value
Consumer discretionary 7.19%	Shares	(000)

DIRECTV[2]	820,000	$ 63,632
General Motors Co.	845,000	29,136
Kingfisher PLC[1]	3,836,630	27,175
Hasbro, Inc.	463,429	25,609
ProSiebenSat.1 Media AG1	582,000	25,485
Darden Restaurants, Inc.	431,400	21,445
Ford Motor Co.	1,200,000	19,380
Amazon.com, Inc.[2]	62,300	18,947
Netflix, Inc.[2]	58,200	18,743
Whitbread PLC[1]	271,544	18,740
Kohl’s Corp.	295,000	16,163
Home Depot, Inc.	164,700	13,095
William Hill PLC[1]	1,987,844	11,933
Daily Mail and General Trust PLC, Class A, nonvoting[1]	860,000	11,848
Inchcape PLC[1]	1,081,143	11,738
MGM Resorts International[2]	460,000	11,606
SJM Holdings Ltd.[1]	3,651,000	10,153
Volkswagen AG, nonvoting preferred[1,2]	32,750	8,823
Bayerische Motoren Werke AG1	68,570	8,586
Cie. Financière Richemont SA, Class A1	76,900	7,830
YUM! Brands, Inc.	87,600	6,744
Numericable Group SA, non-registered shares[1,2]	130,498	6,224
AutoNation, Inc.[2]	116,707	6,184
		399,219
Industrials 5.44%

General Dynamics Corp.	619,600	67,815
Rexel SA1	1,317,734	33,312
Nielsen Holdings NV	536,798	25,203
Industries Qatar QSC[1]	425,000	20,807
PACCAR Inc	249,900	15,989
Jardine Matheson Holdings Ltd.[1]	232,800	14,547
COSCO Pacific Ltd.[1]	9,706,000	13,021
Schneider Electric SA1	137,600	12,932
BAE Systems PLC[1]	1,865,000	12,658
United Technologies Corp.	104,300	12,342
General Electric Co.	427,500	11,496
Lockheed Martin Corp.	66,700	10,948
United Continental Holdings, Inc.[2]	260,600	10,651
Norfolk Southern Corp.	102,000	9,642
ASSA ABLOY AB, Class B1	176,000	9,363
Andritz AG1	140,300	8,724
Bunzl PLC[1]	262,100	7,457
Babcock International Group PLC[1]	122,700	2,476
Samsung Engineering Co., Ltd.[1,2]	29,870	2,245
Hutchison Port Holdings Trust[1]	1,040,400	708
		302,336
Consumer staples 5.12%

Altria Group, Inc.	1,957,200	78,503
Philip Morris International Inc.	789,300	67,430
Nestlé SA1	737,000	56,996
Reynolds American Inc.	408,000	23,023
British American Tobacco PLC[1]	264,550	15,251
Common stocks
		Value
Consumer staples (continued)	Shares	(000)

Mead Johnson Nutrition Co.	150,000	$ 13,239
Seven & i Holdings Co., Ltd.[1]	272,000	10,724
Kraft Foods Group, Inc.	175,700	9,990
Danone SA1	128,020	9,461
		284,617
Energy 4.96%

BP PLC[1]	10,906,492	92,012
BP PLC (ADR)	84,200	4,262
Royal Dutch Shell PLC, Class A1	940,000	37,300
Royal Dutch Shell PLC, Class B1	706,920	30,012
Baker Hughes Inc.	610,000	42,639
Eni SpA[1]	1,255,000	32,635
Devon Energy Corp.	410,000	28,700
BG Group PLC[1]	385,000	7,803
		275,363
Information technology 4.59%

Microsoft Corp.	1,229,000	49,652
Google Inc., Class A2	32,755	17,520
Google Inc., Class C2	32,755	17,251
Oracle Corp.	762,800	31,183
Hewlett-Packard Co.	880,000	29,093
Western Union Co.	1,530,000	24,281
Avago Technologies Ltd.	343,800	21,831
Samsung Electronics Co. Ltd.[1]	13,190	17,191
Apple Inc.	27,769	16,386
Accenture PLC, Class A	180,000	14,440
Murata Manufacturing Co., Ltd.[1]	100,400	8,347
Tencent Holdings Ltd.[1]	119,000	7,485
		254,660
Telecommunication services 4.14%

Verizon Communications Inc.	1,847,165	86,318
OJSC Mobile TeleSystems (ADR)	1,695,031	28,409
Intouch Holdings PCL, nonvoting depository receipts[1]	9,444,000	22,813
SoftBank Corp.[1]	213,168	15,823
CenturyLink, Inc.	425,300	14,847
TeliaSonera AB1	1,936,200	14,083
T-Mobile US, Inc.	480,000	14,059
Vodafone Group PLC[1]	2,539,636	9,652
Singapore Telecommunications Ltd.[1]	2,915,000	8,908
Total Access Communication PCL, nonvoting depository receipts[1]	2,055,000	7,925
KDDI Corp.[1]	138,000	7,345
		230,182
Utilities 3.49%

National Grid PLC[1]	5,114,796	72,592
Exelon Corp.	1,088,000	38,113
Fortum Oyj[1]	1,513,456	34,222
GDF SUEZ[1]	554,010	13,984
SSE PLC[1]	407,914	10,519
Dominion Resources, Inc.	135,000	9,793
NRG Energy, Inc.	230,000	7,526
Glow Energy PCL[1]	2,862,000	6,876
		193,625
Common stocks
		Value
Materials 1.03%	Shares	(000)

Akzo Nobel NV1	167,700	$ 12,940
ArcelorMittal[1]	765,000	12,474
Boral Ltd.[1]	2,033,100	10,792
Celanese Corp., Series A	150,000	9,214
AptarGroup, Inc.	89,360	6,025
Amcor Ltd.[1]	613,350	5,875
		57,320
Miscellaneous 4.69%

Other common stocks in initial period of acquisition		260,286
Total common stocks (cost: $2,660,845,000)		3,338,432
Warrants 0.00%

Miscellaneous 0.00%

Other warrants in initial period of acquisition		32
Total warrants (cost: $0)		32
Convertible securities 0.38%
	Principal amount
Information technology 0.20%	(000)

Qihoo 360 Technology Co Ltd, 2.50% convertible notes 2018[3]	$10,000	10,957
Financials 0.18%

Bank of Ireland 10.00% convertible notes 2016	€6,700	10,331
Total convertible securities (cost: $18,816,000)		21,288
Bonds, notes & other debt instruments 28.52%

Bonds & notes of governments outside the U.S. 14.40%

Japanese Government, Series 264, 1.50% 2014	¥ 120,000	1,180
Japanese Government, Series 336, 0.10% 2016	390,000	3,816
Japanese Government, Series 14, 1.20% 2017[4]	3,003	34
Japanese Government, Series 115, 0.20% 2018	2,000,000	19,588
Japanese Government, Series 113, 0.30% 2018	100,000	984
Japanese Government, Series 296, 1.50% 2018	1,580,000	16,350
Japanese Government, Series 315, 1.20% 2021	3,660,000	37,890
Japanese Government, Series 17, 0.10% 2023[4]	472,350	5,043
Japanese Government, Series 116, 2.20% 2030	1,005,000	11,363
Japanese Government, Series 136, 1.60% 2032	105,000	1,075
Japanese Government, Series 36, 2.00% 2042	465,000	4,873
United Kingdom 2.75% 2015	£ 8,055	13,834
United Kingdom 2.00% 2016	3,750	6,475
United Kingdom 1.25% 2018	1,650	2,738
United Kingdom 4.75% 2020	25	49
United Kingdom 3.75% 2021	11,650	21,570
United Kingdom 2.25% 2023	6,210	10,127
United Kingdom 5.00% 2025	2,500	5,094
United Kingdom 4.50% 2034	100	198
United Kingdom 4.75% 2038	1,800	3,735
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

United Kingdom 4.25% 2046	£4,980	$ 9,785
Polish Government, Series 1017, 5.25% 2017	PLN57,475	20,262
Polish Government 6.375% 2019	$2,850	3,362
Polish Government, Series 1020, 5.25% 2020	PLN81,900	29,477
Polish Government 5.125% 2021	$930	1,033
Polish Government, Series 1021, 5.75% 2021	PLN26,950	9,970
Polish Government 5.00% 2022	$2,300	2,510
Polish Government, Series 0922, 5.75% 2022	PLN8,500	3,161
Polish Government 4.00% 2024	$3,750	3,801
United Mexican States Government, Series M, 6.25% 2016	MXN 30,000	2,400
United Mexican States Government, Series M10, 7.75% 2017	242,000	20,364
United Mexican States Government 3.50% 2017[4]	58,159	4,782
United Mexican States Government 4.00% 2019[4]	20,587	1,750
United Mexican States Government, Series M, 8.00% 2020	70,000	6,054
United Mexican States Government, Series M, 6.50% 2021	151,000	12,098
United Mexican States Government Global, Series A, 3.625% 2022	$1,400	1,422
United Mexican States Government 2.00% 2022[4]	MXN99,334	7,395
United Mexican States Government, Series M20, 10.00% 2024	69,500	6,861
United Mexican States Government, Series M30, 10.00% 2036	61,000	6,088
United Mexican States Government 4.00% 2040[4]	31,396	2,548
Spanish Government 5.40% 2023	€40,595	67,567
German Government 4.25% 2014	5,000	6,982
German Government, Series 6, 4.00% 2016	5,000	7,512
German Government, Series 8, 4.25% 2018	10,060	16,186
German Government 1.75% 2020[4]	762	1,194
German Government 3.00% 2020	9,200	14,478
German Government 2.00% 2022	13,370	19,788
Italian Government 4.25% 2020	6,350	9,876
Italian Government 5.50% 2022	11,000	18,337
Italian Government 4.50% 2024	23,270	36,224
Swedish Government 1.00% 2014[3]	$900	901
Swedish Government, Series 1049, 4.50% 2015	SKr 9,750	1,574
Swedish Government, Series 1047, 5.00% 2020	180,050	33,605
French Government O.A.T. Eurobond 0.25% 2015	€7,400	10,274
French Government O.A.T. Eurobond 1.00% 2018	6,000	8,423
French Government O.A.T. Eurobond 3.25% 2045	6,410	9,412
Netherlands Government 1.00% 2017	$1,900	1,906
Netherlands Government Eurobond 4.00% 2019	€15,800	25,469
Irish Government 4.50% 2020	5,600	8,988
Irish Government 5.00% 2020	1,900	3,149
Irish Government 3.90% 2023	4,380	6,733
Irish Government 3.40% 2024	1,300	1,892
Irish Government 5.40% 2025	2,800	4,742
Brazil (Federal Republic of) 10.00% 2018	BRL29,700	12,454
Brazil (Federal Republic of) 10.00% 2023	3,030	1,191
Brazil (Federal Republic of) 10.00% 2025	9,970	3,825
South Korean Government 2.75% 2017[4]	KRW 1,021,240	1,026
South Korean Government 5.50% 2017	1,692,750	1,770
South Korean Government, Series 2206, 3.75% 2022	14,710,700	14,565
Belgium (Kingdom of), Series 68, 2.25% 2023	€6,900	9,880
Belgium (Kingdom of), Series 72, 2.60% 2024	3,500	5,091
Australian Government, Series 122, 5.25% 2019	A$13,750	13,879
Colombia (Republic of), Series B, 5.00% 2018	COP8,410,000	4,255
Colombia (Republic of) Global 7.375% 2019	$1,000	1,217
Colombia (Republic of) Global 4.375% 2021	1,800	1,909
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments outside the U.S. (continued)	(000)	(000)

Colombia (Republic of), Series B, 7.00% 2022	COP3,595,000	$ 1,941
Colombia (Republic of), Series B, 6.00% 2028	7,554,000	3,608
Russian Federation 6.20% 2018	RUB193,400	5,003
Russian Federation 7.50% 2018	246,700	6,596
Indonesia (Republic of) 6.875% 2018[3]	$1,800	2,056
Indonesia (Republic of) 11.50% 2019	IDR32,000,000	3,221
Indonesia (Republic of) 5.875% 2020	$1,960	2,156
Indonesia (Republic of) 4.875% 2021[3]	1,500	1,554
Indonesia (Republic of) 3.75% 2022	1,740	1,653
Queensland Treasury Corp., Series 24, 5.75% 2024	A$8,970	9,219
Kingdom of Denmark 4.00% 2019	DKr41,000	8,964
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR54,075	4,959
South Africa (Republic of), Series R-214, 6.50% 2041	50,700	3,569
Bermudan Government 5.603% 2020	$2,900	3,228
Bermudan Government 5.603% 2020[3]	100	111
Bermudan Government 4.854% 2024[3]	4,775	4,926
Bahrain Government 5.50% 2020	4,800	5,226
Morocco Government 4.25% 2022	900	869
Morocco Government 4.25% 2022[3]	500	483
Morocco Government 5.50% 2042	3,500	3,312
Lithuania (Republic of) 6.625% 2022	2,600	3,104
Lithuania (Republic of) 6.625% 2022[3]	1,000	1,194
State of Qatar 3.125% 2017[3]	1,000	1,055
State of Qatar 5.25% 2020	1,300	1,484
State of Qatar 4.50% 2022[3]	1,000	1,091
Israeli Government 4.00% 2022	3,400	3,587
Chilean Government 3.875% 2020	500	535
Chilean Government 5.50% 2020	CLP834,500	1,521
Latvia (Republic of) 2.625% 2021	€1,350	1,908
Norwegian Government 4.25% 2017	NKr10,450	1,889
Peru (Republic of) 5.20% 2023	PEN4,000	1,355
Slovenia (Republic of) 4.125% 2019[3]	$ 830	857
		799,647
Corporate bonds & notes 6.83%
Financials 2.15%

Prudential Financial, Inc. 2.30% 2018	10,565	10,690
Goodman Funding Pty Ltd. 6.00% 2022[3]	7,875	8,820
Barclays Bank PLC 2.50% 2019	1,150	1,163
Barclays Bank Plc 6.625% 2022	€4,225	7,264
Lloyds Bank PLC 6.50% 2020	4,940	8,279
HSBC Holdings PLC 4.125% 2020[3]	$ 560	598
HSBC Holdings PLC 4.875% 2020	750	825
HSBC Holdings PLC 4.00% 2022	2,440	2,569
HSBC Holdings PLC 6.375% 2022[5]	£50	94
HSBC Holdings PLC 3.375% 2024[5]	€450	654
HSBC Holdings PLC 4.25% 2024	$3,000	3,036
Bank of America Corp. 4.00% 2024	5,180	5,214
Bank of America Corp. 4.125% 2024	1,775	1,803
JPMorgan Chase & Co. 1.35% 2017	247	248
JPMorgan Chase & Co. 3.25% 2022	2,850	2,820
JPMorgan Chase & Co. 3.20% 2023	3,845	3,756
Goldman Sachs Group, Inc. 2.625% 2019	660	662
Goldman Sachs Group, Inc. 5.25% 2021	900	1,000
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Goldman Sachs Group, Inc. 3.625% 2023	$3,150	$ 3,128
Goldman Sachs Group, Inc. 4.00% 2024	1,405	1,412
Citigroup Inc. 4.587% 2015	1,570	1,664
Citigroup Inc. 4.45% 2017	925	1,000
Citigroup Inc. 2.50% 2018	890	900
Citigroup Inc. 3.875% 2023	2,160	2,163
Rabobank Nederland 3.875% 2023	€2,400	3,593
Rabobank Nederland 4.625% 2023	$1,750	1,827
Prologis, Inc. 2.75% 2019	3,645	3,700
Prologis, Inc. 3.375% 2024	€950	1,391
Morgan Stanley 1.75% 2016	$4,000	4,056
Westfield Group 7.125% 2018[3]	600	714
Westfield Group 6.75% 2019[3]	300	364
Westfield Group 4.625% 2021[3]	1,895	2,087
RSA Insurance Group PLC 8.50% (undated)[5]	£1,550	2,721
Wells Fargo & Co., Series I, 3.50% 2022	$2,600	2,672
Bank of New York Mellon Corp. 3.65% 2024	2,400	2,445
BNP Paribas 5.00% 2021	2,050	2,283
UBS AG 4.875% 2020	1,993	2,224
Nordea Bank AB 3.125% 2017[3]	2,000	2,105
American International Group, Inc. 4.125% 2024	2,000	2,096
Royal Bank of Scotland Group PLC 5.50% 2020	€1,200	1,994
PNC Financial Services Group, Inc. 2.854% 2022	$2,000	1,926
Standard Chartered Bank 5.875% 2017	€1,200	1,891
Berkshire Hathaway Inc. 3.00% 2022	$ 1,775	1,774
Allstate Corp. 3.15% 2023	1,630	1,624
Kimco Realty Corp., Series C, 5.783% 2016	1,400	1,523
American Campus Communities, Inc. 3.75% 2023	1,550	1,499
Realogy Corp. 7.875% 2019[3]	1,375	1,495
Corporate Office Properties Trust 3.60% 2023	755	717
AvalonBay Communities, Inc. 2.85% 2023	450	428
ERP Operating LP 4.75% 2020	250	275
Export-Import Bank of Korea 4.375% 2021	200	215
Banco de Crédito del Perú 5.375% 2020[3]	125	134
		119,535
Telecommunication services 1.02%

Verizon Communications Inc. 3.45% 2021	1,100	1,126
Verizon Communications Inc. 5.15% 2023	13,865	15,306
Verizon Communications Inc. 4.15% 2024	1,275	1,308
Verizon Communications Inc. 6.55% 2043	1,480	1,830
Sprint Nextel Corp. 9.125% 2017	5,525	6,568
Sprint Nextel Corp. 11.50% 2021	4,075	5,481
Frontier Communications Corp. 7.625% 2024	5,500	5,734
MTS International Funding Ltd. 8.625% 2020	4,635	5,272
Altice Finco SA, First Lien, 7.75% 2022[3]	4,500	4,697
Deutsche Telekom International Finance BV 3.125% 2016[3]	700	729
Deutsche Telekom International Finance BV 2.25% 2017[3]	1,250	1,284
Deutsche Telekom International Finance BV 6.00% 2017	€750	1,184
Numerical Group SA, First Lien, 6.00% 2022[3]	$2,325	2,383
Telecom Italia Capital SA 7.175% 2019	1,300	1,513
France Télécom 5.00% 2016	£50	90
France Télécom 5.625% 2018	€500	816
Vodafone Group PLC 1.50% 2018	$610	605
AT&T Inc. 6.125% 2015	€400	584
		56,510
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Energy 0.99%	(000)	(000)

Petróleos Mexicanos 3.50% 2018	$ 230	$ 239
Pemex Project Funding Master Trust 5.75% 2018	700	781
Petróleos Mexicanos 8.00% 2019	4,300	5,273
Petróleos Mexicanos 4.875% 2022	1,300	1,368
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	28
Petróleos Mexicanos 6.50% 2041	675	753
CNOOC Finance (2013) Ltd. 3.00% 2023	8,500	7,809
Statoil ASA 3.125% 2017	1,460	1,540
Statoil ASA 1.95% 2018	505	507
Statoil ASA 3.15% 2022	1,200	1,213
StatoilHydro ASA 2.45% 2023	1,860	1,762
Statoil ASA 3.70% 2024	1,475	1,519
Kinder Morgan Energy Partners, LP 3.50% 2021	850	852
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,302
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	4,372
Gazprom OJSC 5.875% 2015	€1,950	2,776
Gazprom OJSC 4.95% 2022[3]	$ 900	815
Gazprom OJSC, Series 9, 6.51% 2022	2,555	2,542
Total Capital International 2.875% 2022	2,350	2,325
Total Capital International 3.75% 2024	3,200	3,305
Transocean Inc. 5.05% 2016	480	523
Transocean Inc. 2.50% 2017	1,420	1,445
Transocean Inc. 6.375% 2021	1,065	1,205
Petrobras International Finance Co. 5.375% 2021	2,283	2,349
Devon Energy Corp. 3.25% 2022	2,170	2,157
Transportadora de Gas Peru SA 4.25% 2028[3,6]	1,900	1,753
Williams Partners LP 5.25% 2020	150	167
Williams Partners LP 4.50% 2023	1,500	1,565
PTT Exploration & Production Ltd. 5.692% 2021[3]	1,000	1,103
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	681	708
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 2021[3,6]	360	380
TransCanada PipeLines Ltd. 6.50% 2018	125	148
TransCanada PipeLines Ltd. 7.125% 2019	125	152
		54,736
Consumer discretionary 0.77%

Li & Fung Ltd. 6.00% (undated)[5]	10,000	10,500
Dollar General Corp. 1.875% 2018	788	783
Dollar General Corp. 3.25% 2023	5,212	4,929
Comcast Corp. 5.90% 2016	2,235	2,448
Comcast Corp. 3.60% 2024	965	980
Comcast Corp. 4.65% 2042	1,825	1,876
Time Warner Inc. 4.75% 2021	2,500	2,761
Time Warner Inc. 4.05% 2023	2,450	2,537
Ford Motor Credit Co. 2.375% 2018	4,260	4,324
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	3,900	3,919
NBC Universal Enterprise, Inc. 1.974% 2019[3]	2,500	2,461
NBCUniversal Media, LLC 4.375% 2021	1,200	1,312
Thomson Reuters Corp. 4.30% 2023	1,950	2,023
Viacom Inc. 4.25% 2023	1,335	1,394
BMW Group 3.875% 2017	€250	375
McDonald’s Corp. 3.50% 2020	$150	158
		42,780
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Utilities 0.52%	(000)	(000)

Pacific Gas and Electric Co. 3.85% 2023	$ 1,006	$ 1,032
Pacific Gas and Electric Co. 3.75% 2024	10,284	10,488
MidAmerican Energy Holdings Co. 2.00% 2018[3]	2,550	2,522
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,469
MidAmerican Energy Holdings Co. 3.75% 2023[3]	1,700	1,737
Electricité de France SA 6.00% 2114	£1,400	2,719
National Grid PLC 6.30% 2016	$1,710	1,905
Duke Energy Corp. 3.75% 2024	1,710	1,737
E.ON International Finance BV 5.80% 2018[3]	1,325	1,514
CEZ, a s 4.25% 2022[3]	945	981
Enel Finance International SA 3.875% 2014[3]	800	810
PSEG Power LLC 2.75% 2016	315	327
Colbun SA 6.00% 2020[3]	200	223
Hydro One Inc. 5.49% 2040	C$200	218
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	$ 150	203
		28,885
Health care 0.48%

Novartis Capital Corp. 2.90% 2015	3,050	3,130
Novartis Securities Investment Ltd. 5.125% 2019	2,275	2,598
Novartis Capital Corp. 3.40% 2024	2,810	2,841
Schering-Plough Corp. 6.00% 2017	25	29
Merck & Co., Inc. 2.80% 2023	5,500	5,296
Baxter International Inc. 1.85% 2018	1,670	1,665
Baxter International Inc. 3.20% 2023	2,031	1,990
Gilead Sciences, Inc. 3.70% 2024	2,800	2,846
Roche Holdings, Inc. 6.00% 2019[3]	1,930	2,272
Amgen Inc. 2.50% 2016	1,850	1,922
AbbVie Inc. 2.90% 2022	1,880	1,834
		26,423
Consumer staples 0.33%

Anheuser-Busch InBev NV 0.587% 2014[5]	1,225	1,226
Anheuser-Busch InBev NV 6.875% 2019	2,780	3,408
Altria Group, Inc. 4.75% 2021	3,300	3,619
Philip Morris International Inc. 1.875% 2019	500	497
Philip Morris International Inc. 2.90% 2021	1,850	1,851
CVS Caremark Corp. 4.00% 2023	1,800	1,867
Wal-Mart Stores, Inc. 2.55% 2023	1,900	1,812
Reynolds American Inc. 3.25% 2022	1,400	1,338
PepsiCo, Inc. 2.50% 2016	1,000	1,037
SABMiller Holdings Inc. 2.20% 2018[3]	900	903
ConAgra Foods, Inc. 1.90% 2018	710	708
		18,266
Materials 0.30%

ArcelorMittal 10.35% 2019[5]	9,362	11,866
Rio Tinto Finance (USA) Ltd. 2.50% 2016	1,300	1,344
Rio Tinto Finance (USA) Ltd. 2.25% 2018	1,260	1,269
Rio Tinto Finance (USA) Ltd. 2.875% 2022	1,115	1,072
BHP Billiton Finance (USA) Ltd. 3.85% 2023	1,140	1,183
		16,734
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Industrials 0.23%	(000)	(000)

General Electric Capital Corp. 2.30% 2017	$1,135	$ 1,172
GE Capital European Funding 5.375% 2020	€1,500	2,509
General Electric Capital Corp. 3.10% 2023	$3,455	3,424
Union Pacific Corp. 2.75% 2023	2,050	1,954
Red de Carreteras de Occidente 9.00% 2028[6]	MXN18,470	1,317
ENA Norte Trust 4.95% 2028[3,6]	$1,114	1,143
Burlington Northern Santa Fe LLC 3.00% 2023	900	871
Volvo Treasury AB 5.00% 2017	€300	464
		12,854
Information technology 0.04%

International Business Machines Corp. 1.25% 2018	$ 2,350	2,329
Total corporate bonds & notes		379,052
U.S. Treasury bonds & notes 6.30%
U.S. Treasury 5.07%

U.S. Treasury 1.75% 2015	10,850	11,066
U.S. Treasury 0.25% 2016	11,200	11,183
U.S. Treasury 0.625% 2016	29,250	29,186
U.S. Treasury 4.50% 2016	24,800	26,659
U.S. Treasury 7.50% 2016	2,650	3,108
U.S. Treasury 1.00% 2017	51,350	51,583
U.S. Treasury 8.875% 2017	500	628
U.S. Treasury 3.50% 2018	31,655	34,302
U.S. Treasury 3.125% 2021	875	926
U.S. Treasury 1.75% 2022	5,500	5,224
U.S. Treasury 2.50% 2023	11,000	10,911
U.S. Treasury 2.75% 2023	36,750	37,144
U.S. Treasury 6.50% 2026	6,250	8,665
U.S. Treasury 4.625% 2040	7,600	9,254
U.S. Treasury 3.75% 2041	14,200	15,062
U.S. Treasury 3.125% 2042	8,080	7,631
U.S. Treasury 2.875% 2043	17,150	15,272
U.S. Treasury 3.625% 2044	3,895	4,011
		281,815
U.S. Treasury inflation-protected securities[4] 1.23%

U.S. Treasury Inflation-Protected Security 1.875% 2015	5,853	6,130
U.S. Treasury Inflation-Protected Security 0.125% 2019	2,154	2,200
U.S. Treasury Inflation-Protected Security 0.125% 2022	40,757	40,322
U.S. Treasury Inflation-Protected Security 0.375% 2023	10,844	10,851
U.S. Treasury Inflation-Protected Security 2.375% 2025	2,553	3,042
U.S. Treasury Inflation-Protected Security 0.75% 2042	1,974	1,781
U.S. Treasury Inflation-Protected Security 1.375% 2044	3,833	4,046
		68,372
Total U.S. Treasury bonds & notes		350,187
Mortgage-backed obligations[6] 0.99%

Fannie Mae 3.50% 2025	206	217
Fannie Mae 3.50% 2026	554	585
Fannie Mae 3.50% 2026	520	548
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[6] (continued)	(000)	(000)

Fannie Mae 3.50% 2026	$ 231	$ 244
Fannie Mae 4.00% 2026	475	507
Fannie Mae 4.00% 2026	382	407
Fannie Mae 2.50% 2028	1,495	1,509
Fannie Mae 2.50% 2028	1,472	1,485
Fannie Mae 2.50% 2028	1,433	1,445
Fannie Mae 2.50% 2028	1,410	1,422
Fannie Mae 2.50% 2028	1,405	1,417
Fannie Mae 2.50% 2028	831	838
Fannie Mae 2.50% 2028	772	778
Fannie Mae 6.00% 2037	438	489
Fannie Mae 4.00% 2041	366	383
Fannie Mae 4.00% 2041	254	267
Fannie Mae 4.00% 2041	226	238
Fannie Mae 4.00% 2041	70	73
Fannie Mae 4.50% 2041	1,050	1,131
Fannie Mae 4.50% 2041	1,025	1,103
Fannie Mae 5.00% 2041	7,144	7,864
Fannie Mae 5.00% 2041	1,301	1,436
Fannie Mae 3.50% 2042	4,281	4,354
Fannie Mae 3.00% 2043	6,562	6,411
Fannie Mae 4.00% 2043	4,170	4,389
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[3]	6,350	6,393
Government National Mortgage Assn. 3.50% 2043	3,387	3,490
HBOS Treasury Services PLC, Series 17, 4.375% 2016	€1,500	2,259
Nordea Hypotek AB 4.00% 2014	SKr10,800	1,668
Freddie Mac 5.00% 2041	$ 1,338	1,469
		54,819
Total bonds, notes & other debt instruments (cost: $1,544,490,000)		1,583,705
Short-term securities 10.55%

Victory Receivables Corp. 0.15% due 5/19–6/3/2014[3]	74,700	74,692
Toronto-Dominion Holdings USA Inc. 0.13%–0.15% due 5/16–6/25/2014[3]	69,200	69,193
Federal Home Loan Bank 0.05%–0.105% due 5/15–8/15/2014	66,600	66,596
Société Générale North America, Inc. 0.18%–0.20% due 5/1–5/5/2014	50,000	49,999
American Honda Finance Corp. 0.11% due 7/23/2014	50,000	49,985
Freddie Mac 0.05%–0.14% due 6/16–10/1/2014	35,800	35,794
Sumitomo Mitsui Banking Corp. 0.08% due 5/2/2014[3]	30,700	30,700
Mizuho Funding LLC 0.15%–0.195% due 6/2–7/2/2014[3]	30,000	29,993
KfW 0.10% due 5/30/2014[3]	27,500	27,498
Wells Fargo & Co. 0.22% due 6/17/2014	27,300	27,294
Nordea Bank AB 0.165% due 6/16/2014[3]	26,100	26,095
Rabobank USA Financial Corp. 0.16% due 7/10/2014	25,450	25,443
Electricité de France 0.09% due 5/23/2014[3]	25,000	24,998
Siemens Capital Co. LLC 0.08% due 5/6/2014[3]	20,000	20,000
Reckitt Benckiser Treasury Services PLC 0.20% due 11/21/2014[3]	15,000	14,983
Fannie Mae 0.09% due 7/23/2014	12,400	12,399
Total short-term securities (cost: $585,639,000)		585,662
Total investment securities (cost: $4,809,790,000)		5,529,119
Other assets less liabilities		24,541
Net assets		$5,553,660

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,662,859,000, which represented 29.94% of the net assets of the fund. This amount includes $1,662,596,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $398,384,000, which represented 7.17% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbols

ADR = American Depositary Receipts

A$ = Australian dollars

BRL = Brazilian reais

C$ = Canadian dollars

CLP = Chilean pesos

COP = Colombian pesos

DKr = Danish kroner

€ = Euros

£ = British pounds

IDR = Indonesian rupiah

¥ = Japanese yen

KRW = South Korean won

MXN = Mexican pesos

NKr = Norwegian kroner

PEN = Peruvian nuevos soles

PLN = Polish zloty

RUB = Russian rubles

SKr = Swedish kronor

ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-037-0614O-S37759

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, President and Principal Executive Officer

Date: June 30, 2014

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: June 30, 2014